PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayment for utility and telecom expenses		37,150	47,460
Prepayment for rental expenses		28,353	46,057
Proceeds receivable from disposal of subsidiaries		20,669	12,580
Amounts receivable from agents for exercised options on behalf of employees		19,493	2,272
Deposits to vendors		17,357	19,187
Employee advances		12,622	11,694
Prepayment for advertisement, consultation and insurance		7,156	5,012
Other current assets		38,432	28,272
Total	$ 29,937	181,232	172,534